Form N-1A Supplement	Jul. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Large Cap Value Active ETF
(the “Fund”)
Supplement dated June 2, 2026 to the Summary Prospectus, the Prospectus and the Statement of Additional Information (“SAI”) of the Fund, each dated February 8, 2026, as supplemented to date
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The last paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies,” the last paragraph of the section of the Prospectus entitled “Fund Overview—Principal Investment Strategies” and the last paragraph of the section of the Prospectus entitled “More Information About the Fund—Additional Information on Principal Investment Strategies” are deleted in their entirety.
The risk factor entitled “Non‑Diversification Risk” in the section of the Summary Prospectus entitled “Summary of Principal Risks,” the risk factor entitled “Non‑Diversification Risk” in the section of the Prospectus entitled “Fund Overview—Summary of Principal Risks” and the risk factor entitled “Non‑Diversification Risk” in the section of the Prospectus entitled “More Information About the Fund—A Further Discussion of Principal Risks” are deleted in their entirety.

iShares Large Cap Value Active ETF II
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Large Cap Value Active ETF
(the “Fund”)
Supplement dated June 2, 2026 to the Summary Prospectus, the Prospectus and the Statement of Additional Information (“SAI”) of the Fund, each dated February 8, 2026, as supplemented to date
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The last paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies,” the last paragraph of the section of the Prospectus entitled “Fund Overview—Principal Investment Strategies” and the last paragraph of the section of the Prospectus entitled “More Information About the Fund—Additional Information on Principal Investment Strategies” are deleted in their entirety.
The risk factor entitled “Non‑Diversification Risk” in the section of the Summary Prospectus entitled “Summary of Principal Risks,” the risk factor entitled “Non‑Diversification Risk” in the section of the Prospectus entitled “Fund Overview—Summary of Principal Risks” and the risk factor entitled “Non‑Diversification Risk” in the section of the Prospectus entitled “More Information About the Fund—A Further Discussion of Principal Risks” are deleted in their entirety.